Operating leases (Details 2)	Jun. 30, 2018 USD ($)
2018	$ 263,767
2019	499,056
2020	339,772
2021	296,499
2022	303,198
2023-2026	999,068
Office Space [Member]
2018	263,767
2019	499,056
2020	339,772
2021	296,499
2022	303,198
2023-2026	$ 999,068